RELATED PARTY TRANSACTIONS 10Q (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 H and N [Member]	Jan. 02, 2014 H and N [Member]	Mar. 31, 2014 Expirations July 2017 [Member]	Mar. 31, 2014 Expirations August 2017 [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member]	Mar. 31, 2014 Director - Baruch Halpern [Member]	Mar. 31, 2013 Director - Baruch Halpern [Member]	Dec. 31, 2013 Director - Baruch Halpern [Member]	Mar. 31, 2014 Director - Baruch Halpern [Member] Expirations July 2017 [Member]	Mar. 31, 2014 Director - Baruch Halpern [Member] Expirations August 2017 [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Mar. 31, 2014 Chief Executive Officer and Director [Member]	Mar. 31, 2013 Chief Executive Officer and Director [Member]	Dec. 31, 2013 Chief Executive Officer and Director [Member]	Dec. 31, 2012 Chief Executive Officer and Director [Member]	Dec. 31, 2010 Chief Executive Officer and Director [Member]	Mar. 31, 2014 Chief Executive Officer and Director [Member] Expirations August 2017 [Member]	Mar. 31, 2014 Chief Executive Officer and Director [Member] PIK Warrant [Member] Expirations August 2017 [Member]	Mar. 31, 2014 Mark McKnight [Member] H and N [Member]	Mar. 31, 2014 Nicole McKnight [Member] H and N [Member]	Mar. 31, 2014 Nicole McKnight [Member] Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related parties											$ 2,600,000							$ 25,000			$ 50,000
Warrants canceled during the period (in shares)								185,714	45,683				185,714									2,020	234
Weighted average exercise price per warrant (in dollars per share)								$ 14.00	$ 14.00	$ 20.00			$ 24.00			$ 16.00						$ 14
Warrants granted in period, fair value								2,900,000	300,000	100,000
Interest paid		580,000	275,000	2,537,000	1,651,000						57,000	24,000					1,000	1,000	1,000,000	1,000,000
Issue of shares of common stock (in shares)	1,714,286												634,679	634,679	75,377				82			6,674
Amount of outstanding shares purchased						2,000,000
Amount payable through promissory note						3,300,000
Amount of cash paid							1,800,000																	700,000	700,000
Principal amount on note		100,000											2,600,000											1,400,000	1,400,000	100,000
Stated annual interest rate (in hundredths)	5.00%			5.00%																						5.00%
Product sales						$ 100,000